Other financial assets (Details) - COP ($) $ in Millions	Sep. 30, 2022	Dec. 31, 2021
Assets measured at fair value
Assets measured at fair value	$ 3,078,383	$ 2,559,472
Other financial assets	3,199,418	2,934,734
Current	2,234,862	1,627,150
Non-current	964,556	1,307,584
Investment in equity securities
Assets measured at fair value
Assets measured at fair value	1,034,997	606,624
Hedging instruments
Assets measured at fair value
Other financial assets	235,807	17,449
Assets measured at fair value through other comprehensive income
Assets measured at fair value
Other financial assets	2,627	2,789
Assets measured at amortized cost
Assets measured at fair value
Assets measured at fair value	121,035	375,262
Foreign currency
Assets measured at fair value
Assets measured at fair value	1,422,282	1,172,718
Local currency
Assets measured at fair value
Assets measured at fair value	$ 382,670	$ 759,892